Schedule of Accounts Receivable, Net (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Opening Balance	$ 936,321	$ 37,386	$ 105,049	$ 68,416
Closing Balance	$ 804,519	$ 936,321	$ 37,386	$ 105,049